Investment in a Joint Venture	12 Months Ended
Dec. 31, 2023
Investment in a Joint Venture [Abstract]
INVESTMENT IN A JOINT VENTURE

17 INVESTMENT IN A JOINT VENTURE

The Group holds 50% interest in Vibe Music Arabia FZ-LLC, a joint arrangement formed with Sony Music Entertainment ME FZ LLC and involved in music distribution, music label and right management and music production, re-production and recordings. Vibe Music Arabia FZ-LLC is a legally separated entity and the Group has concluded it is a joint venture. Vibe Music Arabia FZ-LLC was legally established / incorporated on September 7, 2021 as a free zone company with limited liability in Dubai Development Authority

The Group’s interest in Vibe Music Arabia FZ-LLC is accounted for using the equity method in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

	2023	2022
	USD	USD

Opening balance at 1 January	833,495	48,142
Investment in joint venture	-	1,068,408
Group’s share of the joint venture’s loss for the year:
Loss for the year	(213,805)	(283,055)
Investment at 31 December	619,690	833,495

Summarized statement of financial position of Vibe Music Arabia-LLC:

	2023	2022
	USD	USD

Non-current assets	694,692	364,743
Current assets	590,877	1,389,486
Non-current liabilities	(4,526)	-
Current Liabilities	(52,335)	(87,239)
	1,228,708	1,666,990

Summarized statement of profit or loss of Vibe Music Arabia FZ-LLC:

	2023	2022
	USD	USD

Revenue	173,918	34,613
Cost of revenue	(148,491)	(35,338)
Gross profit / Loss	25,427	(725)

Selling and distribution expenses	(95,688)	(38,706)
General and administrative expenses	(348,287)	(517,326)
Other income	196	-
Finance cost	(6,584)	(4,956)
Net foreign exchange differences	(2,674)	(4,397)
Total comprehensive loss for the year	(427,610)	(566,110)

Group’s share of loss for the year (50%)	(213,805)	(283,055)

Vibe Music Arabia FZ-LLC had no significant contingent liabilities or capital commitments as at 31 December 2023.